BANK DEBT (Restructuring of Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 25, 2008
Debt Restructuring [Line Items]
Repayments of Long-term Debt	$ 15,000,000	$ 10,266,000	$ 15,133,000
Debt forgiven			4,300,000
LIBOR spread for debt principal payments	5.25%	5.25%
LIBOR spread for revolving credit line	5.50%	5.50%	5.50%
Revolving credit line amount	5,000,000	5,000,000	5,000,000
Long-term debt	48,596,000	63,596,000
Revolving line of credit expiration term			1 year
Revolving line of credit extended expiration term	1 year	1 year
Minimum [Member]
Debt Restructuring [Line Items]
LIBOR spread for debt principal payments			1.50%
Maximum [Member]
Debt Restructuring [Line Items]
LIBOR spread for debt principal payments			5.25%
2006 Restructuring Agreement [Member]
Debt Restructuring [Line Items]
Amount of debt forgiveness under the 2006 restructuring agreement				$ 25,000,000